BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA - Functional currency and presentation currency (Details)	12 Months Ended
	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / $ USD ($)	Dec. 31, 2023 $ / $ BRL (R$)	Dec. 31, 2023 $ / $ PYG (₲)	Dec. 31, 2022 $ / $ USD ($)	Dec. 31, 2022 BRL (R$) $ / $	Dec. 31, 2022 PYG (₲) $ / $	Dec. 31, 2023 $ / R$	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / CLF	Dec. 31, 2022 $ / R$	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / CLF
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA
Minimum accumulated inflation rate for three year stands out	100.00%
Exchange rates and value of the UF at the close	877.12	877.12	877.12	877.12	855.86	855.86	855.86	181.17	1.08	0.120	164.03	4.83	0.116
Average foreign exchange rate		839.92	168.31	0.115	873.28	169.16	0.125